Trade Receivables, Net	6 Months Ended
Jun. 30, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
6.	TRADE RECEIVABLES, NET

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Trade receivable	$5,636,167	$5,780,144
Provision for doubtful accounts	(319,184)	(149,339)
Trade receivable, net	$5,316,983	$5,630,805

The Company recorded an allowance for doubtful accounts of $184,180 and $45,932 for the six months ended June 30, 2024 and 2023, respectively.